Income Taxes - Schedule of income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income (loss) before income taxes	$ (207,489)	$ (172,269)	$ (465,493)
Mainland China
Income Taxes
Income (loss) before income taxes	(5,557)	(55,016)	(251,871)
United States of America
Income Taxes
Income (loss) before income taxes	(51,981)	(22,303)	(79,753)
Cayman
Income Taxes
Income (loss) before income taxes	(77,880)	(48,026)	(69,376)
Singapore
Income Taxes
Income (loss) before income taxes	(63,800)	(60,646)	(8,970)
Others
Income Taxes
Income (loss) before income taxes	$ (8,271)	$ 13,722	$ (55,523)